SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2021 customer	Dec. 31, 2020
Revenue | Customer concentration
Concentration Risk [Line Items]
Number of Customers	0	2
Revenue | Customer concentration | Customer One
Concentration Risk [Line Items]
Concentration risk (as a percent)		11.00%
Revenue | Customer concentration | Customer Two
Concentration Risk [Line Items]
Concentration risk (as a percent)		10.00%
Revenue | Geographic concentration | Foreign customers
Concentration Risk [Line Items]
Concentration risk (as a percent)	7.00%	6.00%
Account receivable | Customer concentration
Concentration Risk [Line Items]
Number of Customers	1	1
Account receivable | Customer concentration | Customer One
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%	10.00%
Account receivable | Geographic concentration | Foreign customers
Concentration Risk [Line Items]
Concentration risk (as a percent)	6.00%	11.00%
Accounts receivable-unbilled | Customer concentration
Concentration Risk [Line Items]
Number of Customers	2	3
Accounts receivable-unbilled | Customer concentration | Customer One
Concentration Risk [Line Items]
Concentration risk (as a percent)	23.00%	23.00%
Accounts receivable-unbilled | Customer concentration | Customer Two
Concentration Risk [Line Items]
Concentration risk (as a percent)	17.00%	13.00%
Accounts receivable-unbilled | Customer concentration | Customer Three
Concentration Risk [Line Items]
Concentration risk (as a percent)		11.00%
Accounts receivable-unbilled | Geographic concentration | Foreign customers
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%	0.00%